Share-Based Compensation - Additional Information (Details)			1 Months Ended	12 Months Ended
	May 12, 2018 Option $ / shares	Dec. 01, 2017 Option $ / shares	Jul. 31, 2019 Options $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) Option
Share-Based Compensation
Number of common shares subject to all awards | Option						575,403
Number of options issued in exchange for options issued and outstanding | Option						40,000
Number of options granted		535,000			20,000	535,000
Exercise price of outstanding share options | $ / shares		$ 8.76
Aggregate fair value of options granted recognized as Share-based compensation expenses | $				$ 0	$ 69,000	$ 2,876,000
Common Shares
Share-Based Compensation
Number of options granted	20,000		20,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 8.76		$ 8.76
Closing price of shares | $ / shares			$ 14.76
Number of options, surrendered for cancellation | Option	20,000